Analysis of Activity within the Allowance for Doubtful Accounts (Detail) (Allowance for Doubtful Accounts, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Allowance for Doubtful Accounts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Valuation allowance at beginning of year	¥ 1,002	¥ 1,013	¥ 1,830
Provision for doubtful accounts, net of reversal	166	30	26
Write-offs	(90)	(30)	(912)
Translation adjustment and other	297	(11)	69
Valuation allowance at end of year	¥ 1,375	¥ 1,002	¥ 1,013